ASSETS HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main assets and liabilities classified as held for sale
TOTAL ASSETS	R$ 188,303,069		R$ 178,966,449
Reimbursement rights	6,396,234	R$ 6,270,571	5,588,131
Financial assets	2,601,027		3,199,751
Fixed Assets	33,367,981		32,662,912
Loans and financing	44,015,645		47,002,033	R$ 47,899,641	R$ 54,841,027
Onerous contracts	10,517		40,196
Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	387,690		289,331
TOTAL LIABILITIES	168,381
Chapada do Piaui I Holding S.A. | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	124,484		124,484
Chapada do Piaui II Holding S.A. | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	164,847		164,847
Livramento Holding S.A | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	98,359
TOTAL LIABILITIES	168,381
Generation
Main assets and liabilities classified as held for sale
Fixed Assets	31,641,517		31,107,683	R$ 31,770,088
Generation | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
Investments	289,331		289,331
Other assets	98,359
TOTAL ASSETS	387,690		289,331
Other liabilities	168,381
TOTAL LIABILITIES	168,381
Generation | Assets and liabilities classified as held for sale [member] | Eletrobras
Main assets and liabilities classified as held for sale
Investments	289,331		289,331
TOTAL ASSETS	289,331		R$ 289,331
Generation | Assets and liabilities classified as held for sale [member] | CGT Eletrosul
Main assets and liabilities classified as held for sale
Other assets	98,359
TOTAL ASSETS	98,359
Other liabilities	168,381
TOTAL LIABILITIES	R$ 168,381